UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund
Schedule of Investments
March 31, 2007
(Unaudited)

Common Stocks - 98.67%	Shares	Value

Accident & Health Insurance - 2.90%
AFLAC, Inc.	23,775	$1,118,852

Beverages - 3.08%
PepsiCo, Inc.	18,700	1,188,572

Computer & Office Equipment - 3.15%
International Business Machines Corp.	12,875	1,213,597

Construction, Mining & Materials Handling Machinery & Equipment - 3.13%
Dover Corp.	24,700	1,205,607

Drilling Oil & Gas Wells - 2.91%
Helmerich & Payne, Inc.	36,925	1,120,305

Electronic & Other Electrical Equipment - 3.27%
General Electric Co.	35,600	1,258,816

Financial Services - 2.96%
American Capital Strategies, Ltd.	25,725	1,139,875

Fire, Marine & Casualty Insurance - 3.03%
American International Group, Inc.	17,400	1,169,628

Footwear (No Rubber) - 3.13%
Wolverine World Wide, Inc.	42,175	1,204,940

General Industrial Machinery & Equipment - 3.08%
Illinois Tool Works, Inc.	23,050	1,189,380

Insurance Agents, Brokers & Service - 3.10%
Arthur J. Gallagher & Co.	42,150	1,194,110

National Commercial Banks - 9.24%
Bank of America Corp.	23,575	1,202,796
Citigroup, Inc.	23,200	1,191,088
U.S. Bancorp	33,400	1,167,998
		3,561,882

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 0.45%
Biomet, Inc.	4,100	174,209

*See accompanying which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
March 31, 2007
(Unaudited)

Common Stocks - 98.67% - continued	Shares	Value

Perfumes, Cosmetics & Other Toilet Preparations - 3.07%
Colgate-Palmolive Co.	17,750	$1,185,523

Personal Credit Institutions - 3.04%
SLM Corp.	28,675	1,172,808

Petroleum Refining - 6.49%
Chevron Corp.	17,000	1,257,320
Exxon Mobil Corp.	16,500	1,244,925
		2,502,245

Pharmaceutical Preparations - 9.08%
Abbott Laboratories	22,075	1,231,785
Johnson & Johnson	18,500	1,114,810
Pfizer, Inc.	45,650	1,153,119
		3,499,714

Retail - Drug Stores and Proprietary Stores - 3.17%
Walgreen Co.	26,600	1,220,674

Retail - Lumber & Other Building Materials Dealers - 2.87%
The Home Depot, Inc.	30,100	1,105,874

Retail - Variety Stores - 3.11%
Wal-Mart Stores, Inc.	25,500	1,197,225

Semiconductors & Related Devices - 2.71%
Linear Technology Corp.	33,075	1,044,839

Services - Computer Processing & Data Preparation - 3.00%
Automatic Data Processing, Inc.	23,900	1,156,760

Ship, Boat Building & Repairing - 3.08%
General Dynamics Corp.	15,550	1,188,020

State Commercial Banks - 3.08%
Northern Trust Corp.	19,775	1,189,268

Surety Insurance - 3.11%
AMBAC Financial Group, Inc.	13,900	1,200,821

*See accompanying which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
March 31, 2007
(Unaudited)

Common Stocks - 98.67% - continued	Shares	Value

Telephone Communications - 3.31%
AT&T Corp.	32,350	$ 1,275,560

Wholesale - Durable Goods - 3.09%
W.W. Grainger, Inc.	15,425	1,191,427

Wholesale - Groceries & Related Products - 3.03%
Sysco Corp.	34,475	1,166,289

TOTAL COMMON STOCKS (Cost $33,163,587)		38,036,820

Money Market Securities - 1.16%
Huntington Money Market Fund - Investment Shares, 4.20% (a)	448,391	448,391

TOTAL MONEY MARKET SECURITIES (Cost $448,391)		448,391

TOTAL INVESTMENTS (Cost $33,611,978) - 99.83%		$38,485,211

Other assets less liabilities - 0.17%		66,332

TOTAL NET ASSETS - 100.00%		$ 38,551,543

(a) Variable rate security; the money market rate shown represents the rate at March 31, 2007.

Tax Related
Unrealized appreciation		$ 5,416,695
Unrealized depreciation		(543,462)
Net unrealized appreciation		$ 4,873,233

Aggregate cost of securities for income tax purposes		$ 33,611,978

*See accompanying which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments
March 31, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may  be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid  securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers);          or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

GJMB Growth
Schedule of Investments
March 31, 2007
(Unaudited)
Common Stocks - 93.63%	Shares	Value

Beverages - 4.48%
The Coca-Cola Co.	12,000	$576,000

Biological Products - 3.26%
Amgen, Inc. (a)	7,500	419,100

Computer Communications Equipment - 3.97%
Cisco Systems, Inc. (a)	20,000	510,600

Converted Paper & Paperboard Products - 4.80%
Kimberly-Clark Corp.	9,000	616,410

Crude Petroleum & Natural Gas - 3.10%
Royal Dutch Shell Plc (b)	6,000	397,800

Electronic & Other Electrical Equipment - 6.20%
Emerson Electric Co.	7,000	301,630
General Electric Co.	14,000	495,040
		796,670

Fire, Marine & Casualty Insurance - 3.14%
American International Group, Inc.	6,000	403,320

National Commercial Banks - 6.57%
Bank of America Corp.	8,500	433,670
Citigroup, Inc.	8,000	410,720
		844,390

Petroleum Refining - 11.06%
BP Plc (b)	7,500	485,625
Chevron Corp.	8,500	628,660
ConocoPhillips	4,500	307,575
		1,421,860

Pharmaceutical Preparations - 10.88%
Abbott Laboratories	9,000	502,200
Johnson & Johnson	7,500	451,950
Pfizer, Inc.	10,000	252,600
Novartis AG (b)	3,500	191,205
		1,397,955

Radio & TV Broadcasting & Communications Equipment - 4.31%
QUALCOMM, Inc.	13,000	554,580

Retail - Drug Stores and Proprietary Stores - 3.04%
Walgreen Co.	8,500	390,065

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth
Schedule of Investments - continued
March 31, 2007
(Unaudited)

Common Stocks - 93.63% - continued	Shares	Value

Retail - Eating & Drinking Places - 1.46%
Starbucks Corp. (a)	6,000	$ 188,160

Retail - Variety Stores - 3.23%
Target Corp.	7,000	414,820

Semiconductors & Related Devices - 3.27%
Intel Corp.	22,000	420,860

Services - Miscellaneous Amusement & Recreation - 3.48%
The Walt Disney Co.	13,000	447,590

Services - Prepackaged Software - 4.45%
Microsoft Corp.	20,500	571,335

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.42%
The Procter & Gamble Co.	9,000	568,440

Surgical & Medical Instruments & Apparatus - 3.57%
3M Co.	6,000	458,580

Telephone Communications - 2.21%
Verizon Communications, Inc.	7,500	284,400

Trucking & Courier Services (No Air) - 2.73%
United Parcel Service, Inc. - Class B	5,000	350,500

TOTAL COMMON STOCKS (Cost $10,996,225)		12,033,435

Money Market Securities - 6.35%
Huntington Money Market Fund - Investment Shares, 4.20%, (c)	816,585	816,585

TOTAL MONEY MARKET SECURITIES (Cost $816,585)		816,585

TOTAL INVESTMENTS (Cost $11,812,810) - 99.98%		$ 12,850,020

Other assets less liabilities - 0.02%		2,738

TOTAL NET ASSETS - 100.00%		$ 12,852,758

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth
Schedule of Investments - continued
March 31, 2007
(Unaudited)

(a) Non-income producing
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2007.

Tax Related
Unrealized appreciation	$ 1,236,975
Unrealized depreciation	(199,765)
Net unrealized appreciation	$ 1,037,210

Aggregate cost of securities for income tax purposes	$ 11,812,810

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Related Notes to the Schedule of Investments
March 31, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may  be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date___05/30/07__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

____	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date___05/30/07___

By

*___	/s/ J. Michael Landis______________________
J. Michael Landis, Treasurer

Date___05/30/07___